Shareholders' Equity (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Mar. 23, 2020 $ / shares	Jun. 30, 2019 shares	Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock issued (in shares)	364,938,052	306,874,115			217,526,425
Capital stock, par value (in dollar per share) | $ / shares	$ 0.00	$ 0			$ 0
Number of shares called per warrant		52,800,000		52,800,000
Conversion ratio		132.13667
Shares issuable (in shares)	2,895,638
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock issued (in shares)	4,747,432
Number of shares called per warrant	24,132,666
Warrant exercise price (usd per share) | $ / shares	$ 11.50
Redemption price per share (usd per share) | $ / shares	$ 0.01		$ 0.01
Conversion ratio	0.4626
Warrants redeemed (in shares)	4,649